Net interest income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income
Other spendings from interest income	R$ 1,246,489	R$ 717,467	R$ 245,100
Personal loans from interest income	1,117,470	583,307	319,456
Real estate loans from interest income	925,900	714,011	579,506
Business loans	521,929	450,650	186,132
Amounts due from financial institutions	497,054	221,136	71,106
Foreign exchange transactions	242,443	101,704	12,541
Interest income on other financial assets	(1,458)	14,383	21,587
Total interest income	4,549,827	2,802,658	1,435,428
Interest expenses
Securities issued	(1,631,470)	(1,028,817)	(274,241)
Securities purchased with agreements to resell	(1,016,636)	(760,511)	(231,247)
Deposits from customers	(131,020)	(35,469)	(8,022)
Saving	(91,926)	(80,993)	(25,640)
Others	(16,521)	(67,060)	(4,092)
Interest expenses	R$ (2,887,573)	R$ (1,972,850)	R$ (543,242)